SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Financial liabilities measured at fair value		$ 22
Customer Concentration Risk [Member] | Single Customer [Member]
Significant Accounting Policies [Line Items]
Customer concentration risk	24.00%	17.50%
Commercial license [Member]
Significant Accounting Policies [Line Items]
Estimated lived intangible assets useful lives, years	10 years